Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2013	Nov. 20, 2013	Feb. 28, 2013
Document And Entity Information
Entity Registrant Name	NEW ENERGY TECHNOLOGIES, INC.
Entity Central Index Key	0001071840
Document Type	S-1
Document Period End Date	Aug. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 17,169,051
Entity Common Stock, Shares Outstanding		24,276,612
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013